PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.2%
Asset-Backed Securities 0.2%
Collateralized Loan Obligations
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.146%(c)	10/20/30	68	$68,010
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.195(c)	10/15/32	983	983,239

Total Asset-Backed Securities (cost $1,049,711)				1,051,249
Commercial Mortgage-Backed Securities 0.1%
BX Trust, Series 2019-OC11, Class E, 144A	4.075(cc)	12/09/41	570	526,456
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41	250	263,899

Total Commercial Mortgage-Backed Securities (cost $768,678)				790,355
Corporate Bonds 90.1%
Advertising 0.2%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500	06/01/29	528	524,512
Sr. Sec’d. Notes, 144A	7.125	02/15/31	50	52,066
Sr. Sec’d. Notes, 144A	7.875	04/01/30	500	527,019
				1,103,597
Aerospace & Defense 2.6%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	879	927,558
Boeing Co. (The), Sr. Unsec’d. Notes	2.196	02/04/26	2,483	2,475,061
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	2,530	2,537,742
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	708	748,568
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	608	640,595
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	312	332,299
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	300	334,707
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	903	941,567
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	613	613,000
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	148	159,563
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	1,063	1,050,317
Gtd. Notes, 144A	6.375	05/31/33	443	455,248
Sr. Sec’d. Notes, 144A	6.375	03/01/29	1,024	1,056,002
Sr. Sec’d. Notes, 144A	6.625	03/01/32	1,327	1,379,735
Sr. Sec’d. Notes, 144A	6.750	08/15/28	2,085	2,130,776
				15,782,738
Airlines 1.7%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	420	430,118
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	3,475	3,478,852
Sr. Sec’d. Notes, 144A	5.750	04/20/29	565	570,650
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	662	660,971

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	4.625%	04/15/29	1,403	$1,397,220
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	462	444,823
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	2,297	2,314,228
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	1,065	1,103,606
				10,400,468
Apparel 0.5%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	481	458,742
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	3,209	2,945,076
				3,403,818
Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	1,000	986,786
Sr. Unsec’d. Notes	5.800	03/08/29	200	203,959
Sr. Unsec’d. Notes	5.875	11/07/29	200	204,683

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	422	440,767
New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	580	620,049
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	385	383,851
Sr. Unsec’d. Notes, 144A, MTN	6.125	09/30/30	560	555,132
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.810	09/17/30	200	187,680
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	660	687,944
Sr. Unsec’d. Notes, 144A	7.750	07/17/32	1,000	1,050,490

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	2,093	1,763,578
				7,084,919
Auto Parts & Equipment 2.3%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	3,136	3,215,999
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A	7.750	10/15/33	550	555,284
Sr. Sec’d. Notes, 144A	6.375	10/15/32	727	732,829
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	1,252	1,287,206
Sr. Sec’d. Notes, 144A	6.750	02/15/30	393	408,327

Dana, Inc., Sr. Unsec’d. Notes	5.625	06/15/28	1,610	1,611,172
Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	488	516,567
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	1,161	1,200,776
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	111	115,147
Sr. Sec’d. Notes, 144A	5.750	08/15/32	493	506,476

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	3,485	3,485,172

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Titan International, Inc., Sr. Sec’d. Notes	7.000%	04/30/28	490	$492,447
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	7.500	03/24/31	300	297,000
				14,424,402
Banks 0.8%
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	530	535,378
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	75	77,761
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	135	136,082
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	198	201,972
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	145	148,117
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	911	906,785
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	1,467	1,469,785
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	1,013	1,123,837

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	205	212,779
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	200	190,544
Wells Fargo & Co., Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	50	52,514
				5,055,554
Building Materials 1.5%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	654	651,168
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	749	626,488
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	1,446	725,157
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	275	278,059
Griffon Corp., Gtd. Notes	5.750	03/01/28	26	26,055
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	55	56,286
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	711	675,292
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	1,538	1,598,792
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	340	354,390
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	513	514,472
Sr. Sec’d. Notes, 144A	8.875	11/15/31	737	782,156
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	1,633	1,675,824
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	398	410,798
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	144	132,077
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	451	437,574
				8,944,588

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 1.4%
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	613	$636,852
Chemours Co. (The), Gtd. Notes, 144A	8.000	01/15/33	61	59,347
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	43	36,404
Inversion Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.750	08/01/32	250	244,477
Methanex US Operations, Inc., Gtd. Notes, 144A	6.250	03/15/32	704	722,458
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	3,000	2,875,734
Sr. Sec’d. Notes, 144A	7.250	06/15/31	800	801,735
Sr. Sec’d. Notes, 144A	7.250	02/15/33	395	392,331
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	800	775,293

SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	887	873,278
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	196,400
Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33	361	363,256
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	1,022	660,225
Sr. Sec’d. Notes, 144A	9.125	09/30/30	85	80,110
				8,717,900
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	396	361,968
Commercial Services 5.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	279	278,754
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	833	878,208
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	2,743	2,835,067
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	392,610

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	800	784,872
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	483	428,961
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	846	806,969
Gtd. Notes, 144A	6.500	01/15/31	715	717,768
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	724	704,642
Gtd. Notes, 144A	5.375	03/01/29	547	530,674
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	366	373,026
Sr. Unsec’d. Notes, 144A	6.000	08/15/33	480	493,412

Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	450	478,572
Clarivate Science Holdings Corp., Gtd. Notes, 144A	4.875	07/01/29	301	284,521
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	412	404,133

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500%	07/15/27	3,880	$3,880,353
Gtd. Notes, 144A	6.625	06/15/29	340	352,524
Gtd. Notes, 144A	7.000	06/15/30	961	1,009,931
Gtd. Notes, 144A	7.250	06/15/33	235	248,649
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	234	227,550
Sr. Sec’d. Notes, 144A	12.625	07/15/29	408	408,224

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	2,849	2,824,800
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	1,816	1,798,113
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	255	239,019
Sr. Unsec’d. Notes	4.000	05/15/31	469	447,738

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	484	503,638
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	572	537,186
Gtd. Notes	3.875	02/15/31	399	381,596
Gtd. Notes	4.875	01/15/28	4,673	4,674,229
Gtd. Notes, 144A	5.375	11/15/33	420	421,594

Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	940	1,011,688
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	636	662,432
WEX, Inc., Gtd. Notes, 144A	6.500	03/15/33	678	691,153
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	143	147,680
Sr. Sec’d. Notes, 144A	6.625	04/15/30	585	604,011
				31,464,297
Computers 1.1%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	899	939,638
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	3,397	2,968,454
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	1,447	1,565,805
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	688	682,969
Gtd. Notes, 144A	5.125	04/15/29	269	266,705
Gtd. Notes, 144A	5.250	10/01/30	7	6,668

Seagate Data Storage Technology Pte Ltd., Gtd. Notes, 144A	5.875	07/15/30	403	415,468
				6,845,707
Cosmetics/Personal Care 0.5%
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	2,899	2,972,274

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.4%
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000%	06/01/29	106	$104,237
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	2,107	2,221,386
				2,325,623
Diversified Financial Services 6.3%
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	376	391,510
Gtd. Notes, 144A	7.750	04/15/30	562	591,929
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	05/15/31	375	382,838
Sub. Notes, 144A	8.375(ff)	06/15/35	389	397,312
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	470	469,437
Sr. Sec’d. Notes, 144A	8.500	05/15/30	400	425,948
Sr. Sec’d. Notes, 144A	9.250	04/01/29	775	818,530

Freedom Funding Center LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%	12.000	10/01/37	400	427,881
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	187	196,419
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	127	133,826

GGAM Finance Ltd. (Ireland), Gtd. Notes, 144A	8.000	02/15/27	2,894	2,957,407
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	70	66,961
Gtd. Notes, 144A	6.875	02/15/31	556	523,602
Gtd. Notes, 144A	9.250	12/01/28	2,983	3,070,163
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	280	270,900
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	346	343,232
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	1,200	1,172,839
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	189,776
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	137	143,932
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	105	112,444
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	500	492,047
Sr. Unsec’d. Notes	5.000	03/15/27	225	224,694
Sr. Unsec’d. Notes	5.500	03/15/29	185	182,280
Sr. Unsec’d. Notes	6.750	06/15/26	2,752	2,779,354

Nomura Holdings, Inc. (Japan), Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	200	204,534
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	613	594,800
Gtd. Notes	4.000	09/15/30	370	347,378
Gtd. Notes	5.375	11/15/29	971	967,387
Gtd. Notes	6.125	05/15/30	1,827	1,857,182
Gtd. Notes	6.625	01/15/28	496	509,095
Gtd. Notes	6.625	05/15/29	339	350,699
Gtd. Notes	6.750	03/15/32	723	739,986
Gtd. Notes	7.125	03/15/26	1,145	1,152,389
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	1,497	1,463,885
Gtd. Notes, 144A	5.750	09/15/31	75	75,559
Gtd. Notes, 144A	6.750	02/15/34	1,094	1,128,886
Gtd. Notes, 144A	6.875	05/15/32	1,273	1,331,338
Gtd. Notes, 144A	7.125	11/15/30	350	368,000

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc., (cont’d.)
Gtd. Notes, 144A	7.875%	12/15/29	343	$365,888

PHH Escrow Issuer LLC/PHH Corp., Sr. Unsec’d. Notes, 144A	9.875	11/01/29	856	876,255
PRA Group, Inc.,
Gtd. Notes, 144A	5.000	10/01/29	253	234,003
Gtd. Notes, 144A	8.375	02/01/28	150	153,156
Gtd. Notes, 144A	8.875	01/31/30	621	643,602
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	2,495	2,590,114
Gtd. Notes, 144A	6.500	08/01/29	302	313,561
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	775	762,206
Gtd. Notes, 144A	3.625	03/01/29	1,402	1,355,104
Gtd. Notes, 144A	3.875	03/01/31	1,371	1,299,165
Gtd. Notes, 144A	4.000	10/15/33	956	886,004

Stonebriar ABF Issuer LLC, Sr. Unsec’d. Notes, 144A	8.125	12/15/30	115	117,004
United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.750	06/15/27	75	75,174
UWM Holdings LLC,
Gtd. Notes, 144A	6.250	03/15/31	195	195,880
Gtd. Notes, 144A	6.625	02/01/30	651	661,424
				38,384,919
Electric 3.6%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	1,387	1,338,074
Sr. Sec’d. Notes, 144A	4.500	02/15/28	548	547,121
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	369	367,110
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	762	764,533
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	698	700,603

Edison International, Jr. Sub. Notes	8.125(ff)	06/15/53	50	51,534
Hawaiian Electric Co., Inc., Sr. Unsec’d. Notes, 144A	6.000	10/01/33	481	486,294
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	631	604,026
Gtd. Notes, 144A	3.625	02/15/31	713	667,808
Gtd. Notes, 144A	3.875	02/15/32	45	42,106
Gtd. Notes, 144A	5.250	06/15/29	986	991,082
Gtd. Notes, 144A	6.000	02/01/33	920	940,545
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	2,376	2,595,060
Sr. Unsec’d. Notes, 144A	5.750	01/15/34	788	793,309

PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55	541	560,459
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	2,637	2,671,048
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	1,107	1,131,123
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	3,549	3,501,829
Gtd. Notes, 144A	5.000	07/31/27	1,249	1,252,825
Gtd. Notes, 144A	5.625	02/15/27	341	341,301

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	1,890	1,884,934
				22,232,724

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.7%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375%	03/31/29	194	$185,074
Gtd. Notes, 144A	6.000	09/15/33	850	804,268
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	600	620,347
Gtd. Notes, 144A	6.375	03/15/33	283	296,547
Gtd. Notes, 144A	7.250	06/15/28	2,696	2,736,408
				4,642,644
Electronics 0.2%
Coherent Corp., Gtd. Notes, 144A	5.000	12/15/29	150	148,802
Sensata Technologies BV, Gtd. Notes, 144A	4.000	04/15/29	400	390,208
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	535	501,638
				1,040,648
Engineering & Construction 0.4%
AECOM, Gtd. Notes, 144A	6.000	08/01/33	985	1,011,609
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Sec’d. Notes, 144A	7.500	02/01/32	80	80,906
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	170	164,296
Gtd. Notes, 144A	4.125	02/15/32	705	671,571
Gtd. Notes, 144A	5.625	01/31/34	505	512,034
				2,440,416
Entertainment 3.6%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	2,393	2,266,987
Sr. Sec’d. Notes, 144A	6.500	02/15/32	75	76,334
Sr. Sec’d. Notes, 144A	7.000	02/15/30	3,674	3,806,277

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	659	664,302
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	621	598,826
Light & Wonder International, Inc., Gtd. Notes, 144A	6.250	10/01/33	418	420,932
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	2,061	2,013,769
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	375	347,416
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	1,927	1,927,410

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	110	54,156
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A	6.625	02/01/33	896	908,744
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Sr. Sec’d. Notes, 144A	6.250	10/15/30	954	969,299
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	1,168	1,033,171
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	2,394	2,536,616

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Warnermedia Holdings, Inc., Gtd. Notes	5.141%	03/15/52		1,208	$906,455
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29		1,219	1,224,657
Gtd. Notes, 144A	6.250	03/15/33		1,071	1,096,552
Gtd. Notes, 144A	7.125	02/15/31		936	1,011,084
					21,862,987
Environmental Control 1.2%
Clean Harbors, Inc., Gtd. Notes, 144A	5.750	10/15/33		324	331,452
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		859	841,562
Gtd. Notes, 144A	4.375	08/15/29		475	467,419
Gtd. Notes, 144A	4.750	06/15/29		1,213	1,211,047

Reworld Holding Corp., Gtd. Notes, 144A	4.875	12/01/29		1,913	1,814,526
Waste Pro USA, Inc., Sr. Unsec’d. Notes, 144A	7.000	02/01/33		917	956,314
Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A	6.625	04/01/32		1,593	1,668,731
					7,291,051
Foods 1.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		200	203,002
Gtd. Notes, 144A	5.750	03/31/34		310	312,574
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		737	722,026
Sr. Sec’d. Notes, 144A	8.000	09/15/28		2,680	2,660,886

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes	8.000	07/01/31	EUR	194	218,647
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		236	229,068
Gtd. Notes, 144A	4.375	01/31/32		921	880,728
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		402	371,155
Gtd. Notes	4.250	04/15/31		807	784,324
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		345	335,915
Gtd. Notes, 144A	5.500	12/15/29		620	621,959
Gtd. Notes, 144A	6.250	10/15/34		100	101,747
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		266	251,480
					7,693,511
Forest Products & Paper 0.2%
Magnera Corp., Sr. Sec’d. Notes, 144A	7.250	11/15/31		1,106	1,055,363
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		517	518,878
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		175	185,619
					704,497

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.7%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875%	04/01/29	4,212	$4,096,963
Healthcare-Services 4.1%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	4.750	02/15/31	100	89,788
Sr. Sec’d. Notes, 144A	5.250	05/15/30	850	803,366
Sr. Sec’d. Notes, 144A	6.000	01/15/29	581	584,111
Sr. Sec’d. Notes, 144A	9.750	01/15/34	2,518	2,682,146
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	3,587	3,327,663
Gtd. Notes, 144A	4.625	06/01/30	1,142	1,108,350

HCA, Inc., Gtd. Notes	7.500	11/06/33	50	58,166
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	1,606	1,564,801
Sr. Sec’d. Notes, 144A	8.375	02/15/32	3,122	3,357,073

Molina Healthcare, Inc., Sr. Unsec’d. Notes, 144A	6.500	02/15/31	385	393,457
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A(x)	5.750	12/31/30	2,447	2,156,394
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%(x)	11.500	12/31/30	422	452,623

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	2,649	2,809,086
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	1,528	1,499,589
Sr. Sec’d. Notes	4.375	01/15/30	4,164	4,079,823
Sr. Sec’d. Notes, 144A	5.500	11/15/32	85	86,367
Sr. Unsec’d. Notes	6.875	11/15/31	210	228,166
				25,280,969
Holding Companies-Diversified 0.4%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	2,483	2,576,225
Home Builders 3.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	706	672,492
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	633	600,108
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	921	926,559
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	2,452	2,453,144
Gtd. Notes	7.250	10/15/29	711	727,140
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	1,458	1,481,838
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	411	381,581
Gtd. Notes, 144A	6.250	09/15/27	3,596	3,594,957
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	124	118,941

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875	09/15/30	210	211,602
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	790	803,193
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	488	486,078
Gtd. Notes, 144A	6.500	03/15/33	474	488,407
KB Home,
Gtd. Notes	4.000	06/15/31	1,022	966,501
Gtd. Notes	4.800	11/15/29	246	245,648

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes	3.950%	02/15/30	469	$450,302
Gtd. Notes	4.950	02/01/28	250	248,813
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	953	924,410
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	2,885	2,880,211
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	529	545,598
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	220	228,610
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,349	1,336,851
Sr. Unsec’d. Notes	4.750	04/01/29	502	493,569

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	243	256,040
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	11/15/32	235	242,395
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	321	322,548
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	475	477,568
Gtd. Notes	5.700	06/15/28	115	116,185
				22,681,289
Home Furnishings 0.3%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	422	427,456
Sr. Unsec’d. Notes	6.500	06/15/33	1,257	1,248,856
				1,676,312
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	2,424	2,198,311
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A(x)	10.750	06/30/32	1,197	514,710
				2,713,021
Housewares 0.7%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	646	620,304
Sr. Unsec’d. Notes	6.625	05/15/32	866	816,836
Sr. Unsec’d. Notes	7.500	04/01/46	276	227,232
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	642	669,648
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	931	872,727
Gtd. Notes	4.375	02/01/32	882	824,902

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	1,048	360,282
				4,391,931
Insurance 1.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.250	02/15/29	525	510,430
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	4,634	4,823,177
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	654	684,058
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	478	491,781
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	793	773,905

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Broadstreet Partners Group LLC, Sr. Unsec’d. Notes, 144A	5.875%	04/15/29	483	$482,841
				7,766,192
Internet 0.6%
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	702	722,940
Gtd. Notes, 144A	6.750	09/30/27	669	681,004

Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	1,167	1,118,883
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	777	801,438
Gtd. Notes, 144A	6.875	03/15/34	300	307,452
				3,631,717
Iron/Steel 1.6%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	3,014	3,023,083
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	210	221,086
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	304	310,195
Gtd. Notes, 144A	6.875	11/01/29	327	336,798
Gtd. Notes, 144A	7.000	03/15/32	302	309,779
Gtd. Notes, 144A	7.375	05/01/33	981	1,012,893
Gtd. Notes, 144A	7.500	09/15/31	1,199	1,257,503
Gtd. Notes, 144A	7.625	01/15/34	532	552,685
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	420	429,351
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	420	427,598
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	260	270,177
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	1,299	1,360,196
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	127	129,569
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	65	67,445
				9,708,358
Leisure Time 1.8%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750	02/16/31	848	884,489
Carnival Corp.,
Gtd. Notes, 144A	5.750	08/01/32	475	486,923
Sr. Sec’d. Notes, 144A	4.000	08/01/28	1,867	1,834,327
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	287	288,378
Sr. Sec’d. Notes, 144A	7.000	09/15/30	361	370,516
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	1,745	1,763,706
Sr. Unsec’d. Notes, 144A	6.250	09/15/33	452	446,454
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	580	587,975
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	263	278,559

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	1,514	1,547,202
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	85	84,393
Gtd. Notes, 144A	6.375	11/01/32	1,014	1,040,003

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
Viking Cruises Ltd.,
Gtd. Notes, 144A	9.125%	07/15/31	130	$139,183
Sr. Unsec’d. Notes, 144A	5.875	10/15/33	250	254,063
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	150	150,398

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	758	757,462
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	297	296,976
				11,211,007
Lodging 1.0%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	759	739,624
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	206	191,424
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	676	675,395
Gtd. Notes	4.750	10/15/28	1,265	1,260,207
Gtd. Notes	5.500	04/15/27	1,403	1,412,453
Gtd. Notes	6.125	09/15/29	487	497,897
Gtd. Notes	6.500	04/15/32	295	302,856
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	500	487,370
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	600	595,410
				6,162,636
Machinery-Construction & Mining 0.3%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	490	487,287
Gtd. Notes, 144A	6.250	10/15/32	1,393	1,423,701
				1,910,988
Machinery-Diversified 0.8%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	1,208	1,289,285
Sr. Sec’d. Notes, 144A	7.500	01/01/30	1,070	1,116,768

GrafTech Finance, Inc., Sec’d. Notes, 144A	4.625	12/23/29	1,161	860,830
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	1,367	1,454,737
				4,721,620
Media 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	1,735	1,565,561
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	1,112	1,024,453
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	202	200,342
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	525	524,564
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	324	320,937
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	126	125,906
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	111,018
Gtd. Notes, 144A	4.125	12/01/30	200	114,320
Gtd. Notes, 144A	5.375	02/01/28	2,480	1,795,017
Gtd. Notes, 144A	5.500	04/15/27	2,075	1,789,971
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	900	321,065

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.750%	01/15/30	200	$74,047
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	1,056	887,782
Gtd. Notes(x)	7.375	07/01/28	557	519,084
Gtd. Notes(x)	7.750	07/01/26	3,393	3,320,176

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	775	809,938
Gray Media, Inc.,
Gtd. Notes, 144A	5.375	11/15/31	540	406,242
Sec’d. Notes, 144A	9.625	07/15/32	818	850,316
Sr. Sec’d. Notes, 144A	7.250	08/15/33	349	351,053

iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	7.750	08/15/30	1,347	1,153,327
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	268	258,711
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	787	404,456
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	902	938,986
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	440	420,138
Sr. Sec’d. Notes, 144A	8.000	08/15/28	1,363	1,407,860
Sr. Sec’d. Notes, 144A	9.375	08/01/32	1,093	1,164,257

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(x)	5.500	05/15/29	580	569,612
VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	250	224,748
				21,653,887
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	650	639,974
Mining 2.0%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	55	58,455
Unsec’d. Notes, 144A	11.500	10/01/31	530	583,498

Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33	365	379,020
Century Aluminum Co., Sr. Sec’d. Notes, 144A	6.875	08/01/32	165	168,073
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,951	1,960,755
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	02/15/34	945	973,350
Gtd. Notes, 144A	8.000	03/01/33	445	467,264
Gtd. Notes, 144A	8.625	06/01/31	400	419,060
Sec’d. Notes, 144A	9.375	03/01/29	600	633,438

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	89	89,382
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	2,093	2,093,670
Gtd. Notes, 144A	6.125	04/01/29	396	401,366

New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32	549	582,615
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	139	126,983

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Novelis Corp., (cont’d.)
Gtd. Notes, 144A	4.750%	01/30/30	450	$433,707
Gtd. Notes, 144A	6.875	01/30/30	1,792	1,857,161

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	1,083	1,148,370
				12,376,167
Miscellaneous Manufacturing 1.0%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	352	346,952
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	212	219,389

Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31	1,294	1,321,389
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	315	326,119
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	479	498,434
Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	200	198,205
Sr. Sec’d. Notes, 144A	4.750	04/15/29	638	637,092

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	2,243	2,332,562
				5,880,142
Office/Business Equipment 0.1%
Zebra Technologies Corp., Gtd. Notes, 144A	6.500	06/01/32	840	867,709
Oil & Gas 7.0%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	666	695,837
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	6.625	07/15/33	844	861,156
Gtd. Notes, 144A	9.000	11/01/27	1,463	1,695,675
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	470	480,427
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A(x)	7.375	03/15/32	40	40,650
Gtd. Notes, 144A(x)	8.500	04/30/30	189	199,372
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	525	524,373
Gtd. Notes, 144A	8.375	07/01/28	1,403	1,449,812
Gtd. Notes, 144A	8.625	11/01/30	380	398,028
Gtd. Notes, 144A	8.750	07/01/31	135	140,692
Gtd. Notes, 144A	9.625	06/15/33	580	626,470

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	400	417,567
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	629	611,509
Gtd. Notes, 144A	6.750	03/01/29	867	869,103
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	640	606,226
Gtd. Notes, 144A	7.625	04/01/32	675	657,884
Gtd. Notes, 144A	8.375	01/15/34	235	231,779
Gtd. Notes, 144A	9.250	02/15/28	2,425	2,510,585

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	686	729,904
Expand Energy Corp., Gtd. Notes, 144A	5.875	02/01/29	875	875,648

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750%	02/01/29	1,195	$1,174,267
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	711	688,384
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	519	489,140
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	2,295	2,306,082
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	647	609,101
Sr. Unsec’d. Notes, 144A	6.875	05/15/34	552	517,936
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	589	560,294
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	222	227,826

Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	445	451,995
Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28	2,481	2,483,729
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.625	11/15/32	480	465,514
Gtd. Notes, 144A	8.875	08/15/31	947	926,577
Gtd. Notes, 144A	9.125	01/31/30	462	484,517

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	470	488,215
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	80	82,072
Gtd. Notes, 144A	7.000	01/15/32	238	247,904
Gtd. Notes, 144A	8.000	04/15/27	3,326	3,368,478

Precision Drilling Corp. (Canada), Gtd. Notes, 144A	6.875	01/15/29	1,024	1,029,233
Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	35	34,515
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/29	65	64,863
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	431	433,738
Gtd. Notes, 144A	6.250	07/01/33	696	714,806
Gtd. Notes, 144A	7.000	05/01/29	1,750	1,821,555
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	957	935,846
Sr. Unsec’d. Notes, 144A	4.625	05/01/30	1,156	1,127,164
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	135	139,303
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	503	492,757
Gtd. Notes	4.500	04/30/30	381	370,904
Gtd. Notes	5.875	03/15/28	689	691,599
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	1,600	1,620,496
Gtd. Notes, 144A	8.500	05/15/31	553	557,429
Sr. Sec’d. Notes, 144A	7.875	10/15/32	150	156,558
Sr. Sec’d. Notes, 144A	8.750	02/15/30	776	807,230

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	1,045	1,090,332
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30	249	259,227
Gtd. Notes, 144A	7.875	04/15/32	265	257,130
				42,799,413
Oil & Gas Services 0.3%
Kodiak Gas Services LLC,
Gtd. Notes, 144A	6.500	10/01/33	150	153,001
Gtd. Notes, 144A	6.750	10/01/35	120	123,281

SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30	180	179,123

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas Services (cont’d.)

Tidewater, Inc., Gtd. Notes, 144A	9.125%	07/15/30		712	$762,020
Weatherford International Ltd., Gtd. Notes, 144A	6.750	10/15/33		417	426,612
					1,644,037
Packaging & Containers 2.4%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		—(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		800	708,000
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	100	107,206
Sr. Sec’d. Notes, 144A	9.500	12/01/30		492	528,873
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28		200	192,066
Sr. Sec’d. Notes, 144A	6.250	01/30/31		220	223,850
Sr. Unsec’d. Notes, 144A	4.000	09/01/29		300	279,462
Ball Corp.,
Gtd. Notes	2.875	08/15/30		925	853,659
Gtd. Notes	5.500	09/15/33		195	198,413
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		1,933	1,935,511
Sr. Sec’d. Notes, 144A	6.750	04/15/32		335	338,391
Sr. Sec’d. Notes, 144A	6.875	01/15/30		153	155,569

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		50	49,998
Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/01/29		316	301,410
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28		875	775,860
LABL, Inc.,
Sr. Sec’d. Notes, 144A(x)	5.875	11/01/28		191	131,837
Sr. Sec’d. Notes, 144A(x)	8.625	10/01/31		191	115,974
Sr. Sec’d. Notes, 144A(x)	9.500	11/01/28		1,057	734,631
Sr. Unsec’d. Notes, 144A(x)	10.500	07/15/27		954	583,471

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A(x)	7.875	04/15/30		1,916	1,845,223
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30		27	26,090
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27		894	896,691
Gtd. Notes, 144A	7.250	05/15/31		55	55,763

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A	9.500	05/15/30		275	260,920
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28		3,121	3,147,476
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29		162	158,949
					14,605,293
Pharmaceuticals 1.5%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A(x)	10.000	04/15/32		580	600,631
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		1,774	1,711,945
Gtd. Notes, 144A	5.125	03/01/30		2,018	1,961,584
Gtd. Notes, 144A	6.125	08/01/28		100	100,885

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(x)	5.000%	01/30/28	25	$22,555
Gtd. Notes, 144A(x)	5.000	02/15/29	25	19,828
Gtd. Notes, 144A(x)	5.250	01/30/30	29	21,170
Gtd. Notes, 144A(x)	5.250	02/15/31	41	27,265
Gtd. Notes, 144A(x)	6.250	02/15/29	925	756,095
Gtd. Notes, 144A(x)	7.000	01/15/28	25	23,203
Sr. Sec’d. Notes, 144A(x)	4.875	06/01/28	1,975	1,790,416
Sr. Sec’d. Notes, 144A(x)	11.000	09/30/28	1,350	1,420,335

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	875	733,512
				9,189,424
Pipelines 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	678	680,601
Gtd. Notes, 144A	5.750	01/15/28	1,322	1,324,032
Gtd. Notes, 144A	6.625	02/01/32	198	205,319
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	42	43,812
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	156	165,914

Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	50	51,318
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	740	749,564
Gtd. Notes, 144A	7.125	07/01/33	204	207,014
Gtd. Notes, 144A	8.250	01/15/32	186	195,199

Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	6.625	01/15/34	293	300,674
NFE Financing LLC, Sr. Sec’d. Notes, 144A, MTN	12.000	11/15/29	815	206,294
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	389	381,299
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	274	274,165
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	1,273	1,336,210
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	123	128,170
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	242	262,166
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	402	401,901
Gtd. Notes, 144A	6.000	12/31/30	675	674,794
Gtd. Notes, 144A	6.000	09/01/31	274	271,120
Gtd. Notes, 144A	6.750	03/15/34	465	465,660
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	366	379,601
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	360	338,521
Sr. Sec’d. Notes, 144A	4.125	08/15/31	1,666	1,528,713
Sr. Sec’d. Notes, 144A	6.250	01/15/30	360	363,769
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	1,161	986,772
Sr. Sec’d. Notes, 144A	7.000	01/15/30	382	374,911
Sr. Sec’d. Notes, 144A	8.125	06/01/28	85	87,057
Sr. Sec’d. Notes, 144A	9.500	02/01/29	1,655	1,748,955
Sr. Sec’d. Notes, 144A	9.875	02/01/32	829	863,222
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	563	582,583
Sr. Sec’d. Notes, 144A	6.750	01/15/36	839	879,849

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Venture Global Plaquemines LNG LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	7.500%	05/01/33	369	$402,908
Sr. Sec’d. Notes, 144A	7.750	05/01/35	1,042	1,161,450
				18,023,537
Real Estate 1.0%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	189	197,484
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	50	53,075
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	1,894	1,840,694
Gtd. Notes, 144A	4.375	02/01/31	1,327	1,268,967
Gtd. Notes, 144A	5.375	08/01/28	857	858,392

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,985	1,940,120
				6,158,732
Real Estate Investment Trusts (REITs) 3.4%
Arbor Realty SR, Inc., Sr. Unsec’d. Notes, 144A	7.875	07/15/30	202	202,897
Brandywine Operating Partnership LP,
Gtd. Notes	6.125	01/15/31	380	375,954
Gtd. Notes	8.875	04/12/29	100	108,328
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	279	245,990
Sr. Sec’d. Notes, 144A	7.250	10/15/30	1,157	1,174,556
Sr. Unsec’d. Notes	4.750	02/15/28	596	571,993
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32	983	994,139
Gtd. Notes, 144A	6.375	08/01/30	956	976,180
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	221	162,282
Gtd. Notes	4.625	08/01/29	1,484	1,251,431
Sr. Sec’d. Notes, 144A	8.500	02/15/32	215	227,690
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	302	308,963
Sr. Sec’d. Notes, 144A	5.875	10/01/28	353	353,407
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	131	129,211
Gtd. Notes, 144A	6.500	04/01/32	725	750,857
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29	75	76,642
Sr. Unsec’d. Notes, 144A	8.000	07/15/30	744	758,762

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	4,528	4,326,522
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	425	428,125
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	943	935,892
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	1,150	1,143,515
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	25	25,768
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	100	104,753
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	435	454,600
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	150	159,186

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500%	02/15/29	2,399	$2,291,374
Sr. Sec’d. Notes, 144A	4.750	04/15/28	2,158	2,122,807
				20,661,824
Retail 4.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	891	849,248
Sec’d. Notes, 144A	4.375	01/15/28	1,065	1,055,468
Sr. Sec’d. Notes, 144A	3.500	02/15/29	300	289,863
Sr. Sec’d. Notes, 144A	3.875	01/15/28	421	415,986

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	1,037	865,242
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	499	529,695
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30	5,983	6,254,821
Sr. Sec’d. Notes, 144A	9.000	06/01/31	1,045	1,177,347

EG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	12.000	11/30/28	225	244,490
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	2,282	2,130,364
Sr. Sec’d. Notes, 144A	4.625	01/15/29	96	92,504
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	402	381,872
Gtd. Notes, 144A	3.875	10/01/31	854	794,715
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	1,672	1,493,432
Sr. Sec’d. Notes, 144A	9.500	06/15/31	353	363,778

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	1,414	1,392,576
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27	967	966,531
Gtd. Notes, 144A	5.500	10/01/30	445	447,872
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	232	223,206
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	864	847,435
Sr. Sec’d. Notes, 144A	8.000	03/15/31	630	651,573

QXO Building Products, Inc., Sr. Sec’d. Notes, 144A	6.750	04/30/32	143	149,718
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	403	422,241
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	2,226	2,229,556
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	410	393,649

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	296	285,788
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30	294	299,784
				25,248,754
Software 0.9%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	25	24,745
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	939	849,238
Gtd. Notes, 144A	9.250	06/01/30	2,061	1,902,014

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)

SS&C Technologies, Inc., Gtd. Notes, 144A	5.500%	09/30/27	2,502	$2,502,993
				5,278,990
Telecommunications 4.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	200	133,625
Sr. Sec’d. Notes, 144A	5.750	08/15/29	600	400,500
Sr. Sec’d. Notes, 144A	9.625	07/15/27	600	478,500
Altice France SA (France),
Sr. Sec’d. Notes, 144A	6.875	10/15/30(d)	493	486,570
Sr. Sec’d. Notes, 144A	6.875	07/15/32(d)	462	449,931
Sr. Sec’d. Notes, 144A	9.500	11/01/29(d)	744	765,820

Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30	205	208,296
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29	400	424,896
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	103	10
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	5	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32	810	826,949
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%(x)	6.750	11/30/30	493	511,700
Sr. Sec’d. Notes(x)	10.750	11/30/29	4,205	4,636,028
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	723	733,915
Sec’d. Notes, 144A	6.000	01/15/30	637	647,129
Sec’d. Notes, 144A	6.750	05/01/29	1,494	1,509,474
Sr. Sec’d. Notes, 144A	5.000	05/01/28	2,574	2,587,318
Sr. Sec’d. Notes, 144A	5.875	10/15/27	614	614,908
Sr. Sec’d. Notes, 144A	8.625	03/15/31	1,125	1,188,350
Sr. Sec’d. Notes, 144A	8.750	05/15/30	575	600,467
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	1,489	1,509,474
Sr. Sec’d. Notes, 144A	7.000	04/15/32	450	462,830
Sr. Sec’d. Notes, 144A	8.500	04/15/31	200	214,792
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	2,646	2,342,712
Sec’d. Notes, 144A	4.000	04/15/31	155	136,770
Sec’d. Notes, 144A	4.500	04/01/30	783	723,558
Sec’d. Notes, 144A	4.875	06/15/29	168	160,686
Sr. Sec’d. Notes, 144A	6.875	06/30/33	859	875,844
Sr. Sec’d. Notes, 144A	7.000	03/31/34	1,921	1,970,085

Sable International Finance Ltd. (Panama), Sr. Sec’d. Notes, 144A	7.125	10/15/32	400	403,396
Windstream Services LLC, Sr. Sec’d. Notes, 144A	7.500	10/15/33	350	356,810
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31	3,183	3,308,856
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	263	278,617
				29,948,816
Transportation 0.5%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	1,078	1,099,130

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625%	02/15/30	1,147	$1,096,963
XPO, Inc., Gtd. Notes, 144A	7.125	02/01/32	722	759,871
				2,955,964

Total Corporate Bonds (cost $551,820,948)				552,698,504
Floating Rate and Other Loans 2.3%
Airlines 0.0%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.735(c)	04/01/31	74	74,807
Auto Parts & Equipment 0.1%
First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)	244	2,436
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.774(c)	11/17/28	366	356,976
Term B Loan, 3 Month SOFR + 5.100%	9.045(c)	11/17/28	70	68,381
				427,793
Building Materials 0.0%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	9.166(c)	07/08/30	170	161,712
Quikrete Holdings, Inc., Tranche Term B-3 Loan, 1 Month SOFR + 2.250%	6.166(c)	02/10/32	124	124,478
				286,190
Chemicals 0.2%
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.690(c)	06/28/28	144	139,241
TPC Group, Inc., Initial Term Loan, 3 Month SOFR + 5.750%	9.773(c)	12/16/31	991	865,710
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	12/31/25(d)	110	82,700
Term Loan^	13.905	10/12/28(d)	157	3,144

Venator Materials LLC, First Out Term B Loan^	14.002	07/16/26(d)	111	83,154
				1,173,949
Commercial Services 0.1%
Allied Universal Holdco LLC, Amendment No. 7 Replacement USD Term Loan, 1 Month SOFR + 3.350%	7.266(c)	08/20/32	275	275,975
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.590(c)	12/31/30	167	166,742
Second Out Term Loan, 3 Month SOFR + 4.862%	8.702(c)	12/31/30	100	94,761
				537,478

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Computers 0.1%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.752%(c)	06/30/32	325	$319,069
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.916(c)	03/01/29	54	50,208
				369,277
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.502(c)	07/20/28	16	15,563
Forest Products & Paper 0.0%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.072(c)	11/04/31	70	68,451
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.682(c)	05/16/31	50	49,724
Household Products/Wares 0.0%
Kronos Acquisition Holdings, Inc. (Canada), Initial Loan 2024, 3 Month SOFR + 4.000%	8.002(c)	07/08/31	49	31,766
Housewares 0.0%
SWF Holdings I Corp., Tranche Term A-1 Loan, 1 Month SOFR + 4.500%	8.416(c)	12/18/29	43	42,536
Insurance 0.2%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.916(c)	11/06/30	149	148,224
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	7.166(c)	06/20/32	249	248,441
Asurion LLC,
New Term B-04 Loan, 1 Month SOFR + 5.364%	9.280(c)	01/20/29	365	341,199
New Term B-12 Loan, 1 Month SOFR + 4.250%	8.166(c)	09/19/30	173	170,426
				908,290
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28	85	50,454
Machinery-Diversified 0.0%
Graftech Global Enterprises, Inc., Initial Term Loan, 3 Month SOFR + 6.000%	9.858(c)	12/21/29	83	83,618
Media 0.8%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%^	8.905(c)	10/31/27	223	178,622
CSC Holdings LLC, September 2019 Term Loan, PRIME + 1.500%	8.750(c)	04/15/27	199	177,080
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.500%	9.030(c)	09/25/29	5,566	4,077,428
Term Loan	—(p)	06/26/29	50	49,438
Term Loan	—(p)	06/26/29	150	148,313
				4,630,881

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers 0.0%
LABL, Inc., Initial Dollar Term Loan, 1 Month SOFR + 5.000%	8.940%(c)	10/29/28	50	$34,500
Software 0.0%
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.280(c)	07/14/28	168	133,947
Telecommunications 0.8%
Altice France SA (France), New USD Term B-14 Loan, 3 Month SOFR + 6.875%	10.860(c)	05/31/31	1,217	1,218,531
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.416(c)	09/27/29	139	137,769
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 1 Month SOFR + 5.250%	9.234(c)	08/31/32	660	653,400
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	7.166(c)	03/29/32	459	460,004
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/29	1,512	1,502,923
Term B-2 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/30	707	702,898

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.574(c)	05/30/30	298	294,047
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.030(c)	10/24/29	62	57,725
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	246	169,032
				5,196,329

Total Floating Rate and Other Loans (cost $15,285,635)				14,115,553
U.S. Treasury Obligations 1.9%
U.S. Treasury Notes(k)	2.625	05/31/27	165	162,783
U.S. Treasury Notes(k)	3.500	09/30/26	125	124,810
U.S. Treasury Notes	3.500	09/30/27	3,430	3,428,928
U.S. Treasury Notes(k)	3.625	08/31/27	2,825	2,829,635
U.S. Treasury Notes(k)	4.125	10/31/26	250	250,976
U.S. Treasury Notes	4.125	10/31/29	200	204,141
U.S. Treasury Notes(k)	4.250	12/31/25	500	500,117
U.S. Treasury Notes(h)(k)	4.625	02/15/35	3,550	3,730,828

Total U.S. Treasury Obligations (cost $11,076,960)				11,232,218

	Shares
Affiliated Exchange-Traded Fund 2.2%
PGIM AAA CLO ETF (cost $13,369,897)(wa)	260,526	13,404,063
Common Stocks 0.3%
Chemicals 0.0%
Cornerstone Chemical Co.*^(x)	1,807	9,035
TPC Group, Inc.*	6,118	122,360
Venator Materials PLC*^(x)	433	—
		131,395
Containers & Packaging 0.0%
Ardagh Packaging Finance PLC Equity, 144A^	830	4,150

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)*(x)	2,652	$416,056
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	11,899	45,609
Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	1,673	203,989
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	94	6,251
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	6,884	457,786
Heritage Power LLC, Litigation Trust Interests*^	2,456	1,228
		669,254
Wireless Telecommunication Services 0.1%
Altice France SA (France)	6,970	127,433
Digicel International Finance Ltd. (Jamaica)*(x)	23,916	433,478
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	21,241	41,794
Xplore, Inc. (Canada), CVR*^	1,100	—
		602,705

Total Common Stocks (cost $1,711,126)		1,869,169
Preferred Stocks 0.1%
Electronic Equipment, Instruments & Components 0.1%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	600	600,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	1,558	19,194

Total Preferred Stocks (cost $598,774)		619,194

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	22,258	—

Total Long-Term Investments (cost $595,681,729)		595,780,305

	Shares
Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $7,453,917)(wa)	7,453,917	7,453,917

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 98.4% (cost $603,135,646)		603,234,222

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Value
Option Written*~ (0.0)%
(premiums received $20,422)	$(6,170)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 98.4% (cost $603,115,224)	603,228,052
Other assets in excess of liabilities(z) 1.6%	10,113,272

Net Assets 100.0%	$613,341,324

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
ETF—Exchange-Traded Fund
IBEX—Spanish Stock Index
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,033,194 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
1261229 BC Ltd., Sr. Sec’d. Notes, 144A, 10.000%, 04/15/32	03/25/25	$580,000	$600,631	0.1%
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 01/30/28	09/23/24	16,500	22,555	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 02/15/29	06/05/24	12,000	19,828	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 01/30/30	05/23/24-01/02/25	14,910	21,170	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 02/15/31	05/17/24-01/03/25	20,945	27,265	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 6.250%, 02/15/29	01/19/22-10/04/22	737,600	756,095	0.1
Bausch Health Cos., Inc., Gtd. Notes, 144A, 7.000%, 01/15/28	05/17/24	14,250	23,203	0.0
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 4.875%, 06/01/28	05/24/21-09/24/25	1,739,879	1,790,416	0.3
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 11.000%, 09/30/28	10/08/24-05/07/25	1,286,063	1,420,335	0.2

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
(x) Restricted Securities (continued):
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Baytex Energy Corp. (Canada), Gtd. Notes, 144A, 7.375%, 03/15/32	07/23/25-07/30/25	$38,475	$40,650	0.0%
Baytex Energy Corp. (Canada), Gtd. Notes, 144A, 8.500%, 04/30/30	07/10/25-11/20/25	194,591	199,372	0.0
Cornerstone Chemical Co.*^	12/06/23	34,333	9,035	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-11/04/25	35,380	36,404	0.0
Diamond Sports Group LLC*	01/02/25	31,148	45,609	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	10	10	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	—	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	5,500	19,194	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24	29,016	433,478	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	810,000	826,949	0.1
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	11/08/23-02/25/25	656,189	887,782	0.2
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	07/06/22-01/02/24	338,795	519,084	0.1
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	12/27/23-10/21/25	3,316,780	3,320,176	0.5
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-07/22/25	795,440	809,938	0.1
EchoStar Corp., Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%, 6.750%, 11/30/30	01/23/25-05/30/25	446,134	511,700	0.1
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	01/23/25-11/05/25	4,504,188	4,636,028	0.8
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	05/15/21-02/09/22	590,708	600,000	0.1
Ferrellgas Partners LP (Class B Stock)*	09/24/18-07/26/24	448,620	416,056	0.1
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A, 10.750%, 06/30/32	06/27/24-08/28/25	966,306	514,710	0.1
LABL, Inc., Sr. Sec’d. Notes, 144A, 5.875%, 11/01/28	10/22/21-09/24/25	178,701	131,837	0.0
LABL, Inc., Sr. Sec’d. Notes, 144A, 8.625%, 10/01/31	09/25/24-09/22/25	180,497	115,974	0.0
LABL, Inc., Sr. Sec’d. Notes, 144A, 9.500%, 11/01/28	03/28/23-11/05/25	896,510	734,631	0.1
LABL, Inc., Sr. Unsec’d. Notes, 144A, 10.500%, 07/15/27	03/29/23-10/21/25	906,313	583,471	0.1
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A, 7.875%, 04/15/30	11/26/25	1,866,855	1,845,223	0.3
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A, 5.750%, 12/31/30	11/12/21-11/25/25	2,102,575	2,156,394	0.4
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%, 11.500%, 12/31/30	11/12/21-07/02/25	384,850	452,623	0.1
Venator Materials PLC*^	09/26/18-10/17/23	612,979	—	0.0
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 5.500%, 05/15/29	09/05/24-10/20/25	561,850	569,612	0.1
Total		$25,354,890	$25,097,438	4.1%
(z) Includes net unrealized appreciation/(depreciation)  and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at November 30, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $47,192)	47	$47,900	$708	$—
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $57,143)	57	56,714	—	(429)
		$104,614	$708	$(429)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$102.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	3,030	$(6,170)
(premiums received $20,422)
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
23	2 Year U.S. Treasury Notes	Mar. 2026	$4,803,766	$3,280

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Futures contracts outstanding at November 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
257	5 Year U.S. Treasury Notes	Mar. 2026	$28,209,767	$40,555
318	10 Year U.S. Treasury Notes	Mar. 2026	36,043,313	143,200
28	Bloomberg HY Credit	Dec. 2025	3,101,280	20,746
29	IBEX 35 Index	Mar. 2026	5,219,710	47,200
				254,981
Short Positions:
4	20 Year U.S. Treasury Bonds	Mar. 2026	469,750	(3,982)
3	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	362,813	(3,302)
				(7,284)
				$247,697
Forward foreign currency exchange contracts outstanding at November 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/02/25	JPM	EUR	268	$308,931	$310,975	$2,044	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/02/25	CITI	EUR	268	$312,483	$310,975	$1,508	$—
Expiring 01/09/26	JPM	EUR	268	309,616	311,630	—	(2,014)
				$622,099	$622,605	1,508	(2,014)
						$3,552	$(2,014)
Credit default swap agreement outstanding at November 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	50,210	3.227%	$3,552,302	$4,226,743	$674,441
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at November 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	12/22/25	25,520	$77,668	$—	$77,668
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).